AST INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Common Stocks — 98.6%
Argentina — 1.9%
MercadoLibre, Inc.*(a)	36,804	$39,839,594
Australia — 1.4%
Aristocrat Leisure Ltd.	339,173	7,352,237
Cochlear Ltd.	63,404	9,037,709
CSL Ltd.	56,871	11,755,664
		28,145,610
Austria — 0.4%
BAWAG Group AG, 144A*	244,050	8,817,468
Belgium — 0.3%
KBC Group NV	103,479	5,192,369
Canada — 3.3%
Brookfield Asset Management, Inc. (Class A Stock)(a)	112,424	3,716,737
Canadian National Railway Co.	141,872	15,109,360
Dollarama, Inc.	198,318	7,601,780
Shopify, Inc. (Class A Stock)*	39,679	40,590,427
		67,018,304
China — 10.2%
Alibaba Group Holding Ltd.*	1,132,396	40,800,426
Alibaba Group Holding Ltd., ADR*	82,961	24,388,875
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	953,160	12,694,700
Kweichow Moutai Co. Ltd. (Class A Stock)	31,827	7,866,119
Meituan Dianping (Class B Stock)*	848,143	26,766,569
NetEase, Inc.	721,975	12,937,914
TAL Education Group, ADR*	212,729	16,175,913
Tencent Holdings Ltd.	736,291	49,644,995
Wuxi Biologics Cayman, Inc., 144A*	722,454	17,757,354
		209,032,865
Denmark — 3.0%
Chr Hansen Holding A/S	31,342	3,474,583
Coloplast A/S (Class B Stock)	77,670	12,258,345
DSV Panalpina A/S	55,627	9,037,526
Novo Nordisk A/S (Class B Stock)	360,134	24,888,963
Orsted A/S, 144A	89,144	12,231,522
		61,890,939
Finland — 0.5%
Neste OYJ	185,634	9,749,382
France — 11.3%
Air Liquide SA	35,525	5,632,604
Airbus SE*	102,282	7,440,198
Arkema SA	30,802	3,262,429
Capgemini SE	89,539	11,482,070
Dassault Systemes SE	84,635	15,829,224
Kering SA	29,358	19,481,298
L’Oreal SA	100,289	32,602,447
LVMH Moet Hennessy Louis Vuitton SE	90,484	42,313,301
Pernod Ricard SA	141,541	22,579,329
Remy Cointreau SA(a)	59,559	10,890,824
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Safran SA*	96,853	$9,546,385
Sartorius Stedim Biotech	20,441	7,054,402
Schneider Electric SE	95,029	11,777,947
Teleperformance	79,674	24,567,552
TOTAL SE	211,907	7,229,942
		231,689,952
Germany — 6.3%
adidas AG*	24,569	7,927,952
Brenntag AG	149,537	9,495,774
CTS Eventim AG & Co. KGaA*	112,020	5,405,423
Deutsche Boerse AG	41,314	7,243,317
Gerresheimer AG	157,795	17,653,034
Hypoport SE*	4,887	3,056,380
Infineon Technologies AG	881,357	24,787,266
Rational AG	12,221	9,583,138
SAP SE	101,595	15,788,636
SAP SE, ADR(a)	100,221	15,615,434
Scout24 AG, 144A	107,845	9,411,960
TeamViewer AG, 144A*	62,303	3,075,124
		129,043,438
Hong Kong — 2.0%
AIA Group Ltd.	2,307,436	22,874,126
Techtronic Industries Co. Ltd.	1,357,600	18,083,309
		40,957,435
India — 1.6%
Housing Development Finance Corp. Ltd.	300,100	7,096,977
Infosys Ltd., ADR	684,005	9,446,109
Reliance Industries Ltd.	495,573	15,040,579
Reliance Industries Ltd., PP	33,524	619,630
		32,203,295
Ireland — 2.7%
AerCap Holdings NV*	98,246	2,474,817
CRH PLC	440,650	15,836,844
Kerry Group PLC (Class A Stock)	117,559	15,085,481
Kingspan Group PLC*	155,614	14,170,359
Smurfit Kappa Group PLC	190,327	7,460,776
		55,028,277
Israel — 2.3%
Check Point Software Technologies Ltd.*(a)	134,676	16,206,910
Nice Ltd., ADR*(a)	77,624	17,622,977
Wix.com Ltd.*	53,019	13,511,892
		47,341,779
Italy — 1.9%
Brunello Cucinelli SpA*	317,564	9,721,993
Ferrari NV	108,034	19,821,597
Nexi SpA, 144A*	463,330	9,302,260
		38,845,850
A1

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan — 8.7%
Asahi Intecc Co. Ltd.	170,400	$5,350,385
Bridgestone Corp.	282,400	8,911,235
Daikin Industries Ltd.	117,891	21,679,444
GMO Payment Gateway, Inc.	87,310	9,346,044
Hoya Corp.	209,200	23,617,522
Kao Corp.	63,000	4,717,317
Keyence Corp.	42,072	19,606,159
Menicon Co. Ltd.	193,590	12,911,767
Nihon M&A Center, Inc.	141,700	8,102,917
Sanwa Holdings Corp.	785,500	8,345,398
SCSK Corp.	104,100	5,824,721
Shionogi & Co. Ltd.	115,000	6,153,666
Shiseido Co. Ltd.	127,000	7,285,682
SMC Corp.	23,600	13,096,385
Terumo Corp.	154,200	6,140,212
Tokio Marine Holdings, Inc.	136,500	5,962,985
Toyota Motor Corp.	156,600	10,327,326
		177,379,165
Netherlands — 5.9%
Adyen NV, 144A*	30,431	56,063,536
ASML Holding NV	92,214	34,008,893
Heineken NV	118,724	10,568,512
Koninklijke Philips NV*	247,086	11,628,310
NXP Semiconductors NV	67,137	8,379,369
		120,648,620
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	287,500	6,314,788
Norway — 0.3%
TOMRA Systems ASA*	163,533	7,033,646
Singapore — 0.4%
DBS Group Holdings Ltd.	503,800	7,398,910
Spain — 0.4%
Amadeus IT Group SA	145,373	8,093,118
Sweden — 2.7%
Assa Abloy AB (Class B Stock)	521,073	12,181,922
Atlas Copco AB (Class A Stock)	302,002	14,405,204
Autoliv, Inc.(a)	38,909	2,835,688
Hexagon AB (Class B Stock)*	238,619	17,997,934
Nibe Industrier AB (Class B Stock)*	280,401	7,215,813
		54,636,561
Switzerland — 9.3%
Alcon, Inc.*	76,633	4,342,966
Givaudan SA	4,431	19,083,805
Julius Baer Group Ltd.	179,278	7,608,012
Lonza Group AG	46,818	28,835,243
Novartis AG	157,476	13,651,750
Partners Group Holding AG	20,612	18,975,677
Roche Holding AG	58,977	20,202,290
SGS SA	3,034	8,118,582
SIG Combibloc Group AG*	634,127	12,720,454
Sika AG	51,194	12,555,437
Sonova Holding AG*	57,794	14,577,757
Straumann Holding AG	12,590	12,701,299
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Temenos AG	69,289	$9,318,629
UBS Group AG	608,391	6,782,185
		189,474,086
Taiwan — 4.0%
Sea Ltd., ADR*(a)	274,615	42,301,694
Taiwan Semiconductor Manufacturing Co. Ltd.	1,337,000	20,199,006
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	230,653	18,699,039
		81,199,739
United Kingdom — 13.3%
Abcam PLC	527,424	8,349,156
Ashtead Group PLC	246,296	8,858,624
AstraZeneca PLC	105,045	11,469,245
Barratt Developments PLC	657,723	4,026,213
Bunzl PLC	634,288	20,479,060
Compass Group PLC	500,415	7,521,395
DCC PLC	176,422	13,635,036
Diageo PLC	433,005	14,852,986
Electrocomponents PLC	1,236,479	11,324,110
Experian PLC	847,682	31,875,241
Fevertree Drinks PLC	322,621	9,662,319
Halma PLC	232,681	7,018,924
London Stock Exchange Group PLC	178,184	20,385,347
Prudential PLC	552,658	7,911,530
Reckitt Benckiser Group PLC	148,318	14,489,324
RELX PLC	556,507	12,379,053
Rentokil Initial PLC*	1,233,781	8,512,208
Rightmove PLC	668,878	5,390,891
Segro PLC, REIT	831,547	10,004,028
Smith & Nephew PLC	386,489	7,547,515
Spectris PLC	166,856	5,233,200
Spirax-Sarco Engineering PLC	56,052	7,982,002
St. James’s Place PLC	399,029	4,779,237
Unilever NV	208,953	12,603,587
Weir Group PLC (The)	307,800	4,958,405
		271,248,636
United States — 4.2%
Aon PLC (Class A Stock)	63,616	13,123,981
Atlassian Corp. PLC (Class A Stock)*(a)	122,762	22,316,904
Ferguson PLC	142,602	14,371,261
Lululemon Athletica, Inc.*	85,757	28,245,783
Spotify Technology SA*	36,596	8,877,092
		86,935,021

Total Common Stocks (cost $1,525,704,894)		2,015,158,847

A2

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Preferred Stock — 1.3%
Germany
Sartorius AG (PRFC)	66,199	$27,185,177
(cost $9,930,611)

Total Long-Term Investments (cost $1,535,635,505)		2,042,344,024
Short-Term Investments — 5.9%
Affiliated Mutual Funds — 5.8%
PGIM Core Ultra Short Bond Fund(w)	3,813,986	3,813,986
PGIM Institutional Money Market Fund (cost $113,411,790; includes $113,391,514 of cash collateral for securities on loan)(b)(w)	113,434,477	113,411,790

Total Affiliated Mutual Funds (cost $117,225,776)		117,225,776
Unaffiliated Fund — 0.1%
BlackRock Liquidity FedFund	2,675,806	2,675,806
(cost $2,675,806)

Total Short-Term Investments (cost $119,901,582)		119,901,582

TOTAL INVESTMENTS—105.8% (cost $1,655,537,087)		2,162,245,606

Liabilities in excess of other assets — (5.8)%		(118,453,321)

Net Assets — 100.0%		$2,043,792,285

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PP	Partly Paid
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $110,746,330; cash collateral of $113,391,514 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3